Revenue	9 Months Ended
Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Revenues
Revenues
The Company’s primary source of revenue is chartering its vessels and offshore units to its customers. The Company utilizes four primary forms of contracts, consisting of time-charter contracts, voyage charter contracts, bareboat charter contracts and contracts for FPSO units. The Company also generates revenue from the management and operation of vessels owned by third parties and by equity-accounted investments as well as by providing corporate management services to such third-party entities. For a description of these contracts, see "Item 18 – Financial Statements: Note 2" in the Company’s Annual Report on Form 20-F for the year ended December 31, 2018.

Revenue Table
The following tables contain the Company’s revenue for the three and nine months ended September 30, 2019 and 2018, by contract type, by segment and by business lines within segments.

	Three Months Ended September 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	129,633	1,597	1,909	—	12,642	(7,246)	138,535
Voyage charters	10,846	—	173,034	—	—	—	183,880
Bareboat charters	6,196	—	—	—	—	—	6,196
FPSO contracts	—	—	—	44,558	—	—	44,558
Management fees and other	1,383	—	7,361	—	38,633	150	47,527
	148,058	1,597	182,304	44,558	51,275	(7,096)	420,696

	Three Months Ended September 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	104,342	2,820	12,326	—	6,645	—	126,133
Voyage charters	6,279	2,220	152,047	—	—	—	160,546
Bareboat charters	6,001	—	—	—	—	—	6,001
FPSO contracts	—	—	—	71,583	—	—	71,583
Management fees and other	1,566	108	11,542	—	39,343	(260)	52,299
	118,188	5,148	175,915	71,583	45,988	(260)	416,562

	Nine Months Ended September 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	394,092	6,728	6,775	—	26,989	(9,733)	424,851
Voyage charters	28,864	—	576,256	—	—	—	605,120
Bareboat charters	18,387	—	—	—	—	—	18,387
FPSO contracts	—	—	—	151,824	—	—	151,824
Management fees and other	4,388	—	34,051	—	122,934	(1,979)	159,394
	445,731	6,728	617,082	151,824	149,923	(11,712)	1,359,576

	Nine Months Ended September 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	294,658	12,534	51,820	—	27,327	(9,418)	376,921
Voyage charters	16,669	12,690	432,017	—	—	—	461,376
Bareboat charters	17,112	—	—	—	—	—	17,112
FPSO contracts	—	—	—	203,982	—	—	203,982
Management fees and other	6,970	324	32,202	—	116,788	551	156,835
	335,409	25,548	516,039	203,982	144,115	(8,867)	1,216,226

The following table contains the Company's total revenue for the three and nine months ended September 30, 2019 and 2018, by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	334,206	316,217	1,071,759	912,782
Interest income on lease receivables	12,978	8,915	38,741	28,829
Variable lease payments – cost reimbursements (1)	14,169	10,629	39,483	29,306
Variable lease payments – other (2)	6,542	24,606	33,686	76,314
	367,895	360,367	1,183,669	1,047,231
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	5,274	3,896	16,513	12,160
Management fees and other income	47,527	52,299	159,394	156,835
	52,801	56,195	175,907	168,995
Total	420,696	416,562	1,359,576	1,216,226

(1)
Reimbursement for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer.

(2)
Compensation from time-charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs based on the volume of oil produced, the price of oil, and other monthly or annual operational performance measures.

Operating Leases

As at September 30, 2019, the minimum scheduled future rentals to be received by the Company in each of the next five years for the lease and non-lease elements related to time-charters, bareboat charters and FPSO contracts that were accounted for as operating leases were approximately $173.4 million (remainder of 2019), $650.9 million (2020), $532.2 million (2021), $428.9 million (2022) and $320.7 million (2023).

As at December 31, 2018, the minimum scheduled future rentals to be received by the Company in each of the next five years for the lease and non-lease elements related to time-charters, bareboat charters and FPSO contracts that were accounted for as operating leases were approximately $630.8 million (2019), $524.6 million (2020), $457.5 million (2021), $382.0 million (2022) and $291.8 million (2023).

Minimum scheduled future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum scheduled future revenues do not include revenue generated from new contracts entered into after September 30, 2019 or after December 31, 2018, as applicable, revenue from unexercised option periods of contracts that existed on September 30, 2019 or on December 31, 2018, as applicable, revenue from vessels in the Company’s equity-accounted investments, or variable or contingent revenues accounted for under ASC 842 Leases. In addition, minimum scheduled future operating lease revenues presented in this paragraph have been reduced by estimated off-hire time for any periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

The net carrying amount of the vessels employed on time-charter contracts, bareboat charter contracts and FPSO contracts that have been accounted for as operating leases at September 30, 2019 was $3.0 billion (December 31, 2018 – $3.4 billion). At September 30, 2019, the cost and accumulated depreciation of such vessels were $3.8 billion (December 31, 2018 – $4.3 billion) and $0.8 billion (December 31, 2018 – $0.8 billion), respectively.

Net Investment in Direct Financing Leases and Sales-Type Leases
Teekay LNG's time-charter contracts accounted for as direct financing leases contain both a lease component (lease of the vessel) and a non-lease component (operation of the vessel). Teekay LNG has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby Teekay LNG estimates the cost to operate the vessel using cost benchmarking studies prepared by a third party, when available, or internal estimates when not available, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby Teekay LNG calculates a rate excluding the operating component based on a market time-charter rate from published broker estimates, when available, or internal estimates when not available. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component.
Teekay LNG has three liquefied natural gas (or LNG) carriers, excluding vessels in its equity-accounted joint ventures, which are accounted for as direct financing leases. For a description of Teekay LNG's LNG carriers accounted for as direct financing leases, see "Item 18 – Financial Statements: Note 2" to the Company's Annual Report on Form 20-F for the year ended December 31, 2018. The following table lists the components of Teekay LNG's net investments in direct financing leases:

	September 30, 2019	December 31, 2018
	$	$
Total minimum lease payments to be received	849,115	897,130
Estimated unguaranteed residual value of leased properties	291,098	291,098
Initial direct costs and other	304	329
Less unearned revenue	(579,080)	(613,394)
Total	561,437	575,163
Less current portion	(13,365)	(12,635)
Long-term portion	548,072	562,528

As at September 30, 2019, estimated minimum lease payments to be received by Teekay LNG related to its direct financing leases in each of the next five years were approximately $15.9 million (2019), $64.3 million (2020), $64.2 million (2021), $64.2 million (2022), $64.0 million (2023) and an aggregate of $576.5 million thereafter. The leases are scheduled to end between 2029 and 2039.

As at September 30, 2019, estimated minimum lease payments to be received by Teekay LNG related to its sales-type leases were approximately $7.1 million during the remainder of 2019, and $36.4 million in 2020. As at September 30, 2019, Teekay LNG has not recognized a lease receivable in respect of these payments in its unaudited consolidated financial statements as its recoverability was not reasonably assured.

As at December 31, 2018, estimated minimum lease payments to be received by Teekay LNG related to its direct financing leases in each of the next five years were approximately $63.9 million (2019), $64.3 million (2020), $64.2 million (2021), $64.2 million (2022), $64.0 million (2023) and an aggregate of $576.5 million thereafter. The leases are scheduled to end between 2029 and 2039.
Contract Liabilities

The Company enters into certain customer contracts that result in situations where the customer will pay consideration upfront for performance to be provided in the following month or months. These receipts are contract liabilities and are presented as deferred revenue until performance is provided. As at September 30, 2019, December 31, 2018, September 30, 2018 and on transition to ASC 606 on January 1, 2018, there were contract liabilities of $26.6 million, $26.4 million, $21.7 million and $29.5 million, respectively. During the three months ended September 30, 2019 and September 30, 2018, the Company recognized $23.3 million and $22.2 million of revenue, respectively, that was recognized as a contract liability at the beginning of such three-month periods. During the nine months ended September 30, 2019 and September 30, 2018, the Company recognized $26.4 million and $29.5 million of revenue, respectively, that was recognized as a contract liability at the beginning of such nine-month periods.